Document and Entity Information	Jul. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2024
Entity File Number	001-35727
Entity Registrant Name	NETFLIX INC
Entity Central Index Key	0001065280
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0467272
Entity Address, Address Line One	121 Albright Way
Entity Address, City or Town	Los Gatos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95032
City Area Code	408
Local Phone Number	540-3700
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	NFLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false